Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000148875 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000148875 | iShares MSCI Emerging Markets ETF, 2025-12-1940 2901
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000148875 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000148875 | iShares MSCI Emerging Markets ETF, 2024-09-2039.5 2901
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148875 | iShares MSCI Emerging Markets ETF, 2024-09-2046.5 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148875 | iShares MSCI Emerging Markets ETF, 2024-08-1639.5 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000148875 | iShares MSCI Emerging Markets ETF, 2024-08-1640 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000148875 | iShares MSCI Emerging Markets ETF, 2024-08-1645.5 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000148875 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000148875 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000148875 | Equity
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000148875 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	94.20%
C000148875 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	5.10%
C000148875 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000148876 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000148876 | iShares MSCI Emerging Markets ETF, 2025-12-1940 2901
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000148876 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000148876 | iShares MSCI Emerging Markets ETF, 2024-09-2039.5 2901
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148876 | iShares MSCI Emerging Markets ETF, 2024-09-2046.5 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148876 | iShares MSCI Emerging Markets ETF, 2024-08-1639.5 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000148876 | iShares MSCI Emerging Markets ETF, 2024-08-1640 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000148876 | iShares MSCI Emerging Markets ETF, 2024-08-1645.5 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000148876 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000148876 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000148876 | Equity
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000148876 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	94.20%
C000148876 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	5.10%
C000148876 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000148877 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000148877 | iShares MSCI Emerging Markets ETF, 2025-12-1940 2901
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000148877 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000148877 | iShares MSCI Emerging Markets ETF, 2024-09-2039.5 2901
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148877 | iShares MSCI Emerging Markets ETF, 2024-09-2046.5 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148877 | iShares MSCI Emerging Markets ETF, 2024-08-1639.5 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000148877 | iShares MSCI Emerging Markets ETF, 2024-08-1640 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000148877 | iShares MSCI Emerging Markets ETF, 2024-08-1645.5 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000148877 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000148877 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000148877 | Equity
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000148877 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	94.20%
C000148877 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	5.10%
C000148877 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000161877 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000161877 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000161877 | iShares MSCI EAFE ETF, 2025-12-1975 2901
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000161877 | iShares MSCI EAFE ETF, 2024-08-1685 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000161877 | iShares MSCI EAFE ETF, 2024-08-1676 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000161877 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000161877 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161877 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000161877 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	94.10%
C000161877 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	4.20%
C000161877 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.70%
C000161878 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000161878 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000161878 | iShares MSCI EAFE ETF, 2025-12-1975 2901
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000161878 | iShares MSCI EAFE ETF, 2024-08-1685 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000161878 | iShares MSCI EAFE ETF, 2024-08-1676 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000161878 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000161878 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161878 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000161878 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	94.10%
C000161878 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	4.20%
C000161878 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.70%
C000161879 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000161879 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000161879 | iShares MSCI EAFE ETF, 2025-12-1975 2901
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000161879 | iShares MSCI EAFE ETF, 2024-08-1685 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000161879 | iShares MSCI EAFE ETF, 2024-08-1676 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000161879 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000161879 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161879 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000161879 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	94.10%
C000161879 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	4.20%
C000161879 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.70%
C000115777 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000115777 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000115777 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000115777 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000115777 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000115777 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115777 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000115777 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000115777 | S&P 500 Index, 2025-12-195000 2901
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115777 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000115777 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000115777 | Equity
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000115777 | Index Option
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000115777 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	93.50%
C000115777 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	4.60%
C000115777 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.90%
C000115778 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000115778 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000115778 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000115778 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000115778 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000115778 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115778 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000115778 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000115778 | S&P 500 Index, 2025-12-195000 2901
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115778 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000115778 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000115778 | Equity
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000115778 | Index Option
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000115778 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	93.50%
C000115778 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	4.60%
C000115778 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.90%
C000115779 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000115779 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000115779 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000115779 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000115779 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000115779 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115779 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000115779 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000115779 | S&P 500 Index, 2025-12-195000 2901
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115779 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000115779 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000115779 | Equity
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000115779 | Index Option
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000115779 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	93.50%
C000115779 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	4.60%
C000115779 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205842 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205842 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000205842 | S&P 500 Index, 2025-12-195400 2902
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000205842 | S&P 500 Index, 2025-12-194700 2901
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205842 | S&P 500 Index, 2024-12-204500 2901
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205842 | S&P 500 Index, 2024-10-184700 2901
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000205842 | Goldman Sachs Financial Square - Treasury Instruments Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000205842 | S&P 500 Index, 2024-12-203750 2901
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000205842 | S&P 500 Index, 2024-09-204500 2901
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205842 | S&P 500 Index, 2024-10-184000 2901
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205842 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205842 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000205842 | Index Option
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000205842 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	89.30%
C000205842 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	9.40%
C000205842 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000205843 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205843 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000205843 | S&P 500 Index, 2025-12-195400 2902
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000205843 | S&P 500 Index, 2025-12-194700 2901
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205843 | S&P 500 Index, 2024-12-204500 2901
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205843 | S&P 500 Index, 2024-10-184700 2901
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000205843 | Goldman Sachs Financial Square - Treasury Instruments Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000205843 | S&P 500 Index, 2024-12-203750 2901
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000205843 | S&P 500 Index, 2024-09-204500 2901
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205843 | S&P 500 Index, 2024-10-184000 2901
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205843 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205843 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000205843 | Index Option
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000205843 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	89.30%
C000205843 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	9.40%
C000205843 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000205844 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205844 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000205844 | S&P 500 Index, 2025-12-195400 2902
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000205844 | S&P 500 Index, 2025-12-194700 2901
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205844 | S&P 500 Index, 2024-12-204500 2901
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205844 | S&P 500 Index, 2024-10-184700 2901
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000205844 | Goldman Sachs Financial Square - Treasury Instruments Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000205844 | S&P 500 Index, 2024-12-203750 2901
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000205844 | S&P 500 Index, 2024-09-204500 2901
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205844 | S&P 500 Index, 2024-10-184000 2901
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205844 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205844 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000205844 | Index Option
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000205844 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	89.30%
C000205844 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	9.40%
C000205844 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000161880 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161880 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000161880 | Russell 2000 Index, 2025-12-192150 2901
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000161880 | iShares MSCI EAFE ETF, 2024-08-1673 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000161880 | iShares MSCI EAFE ETF, 2024-08-1683 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000161880 | Russell 2000 Index, 2024-08-162205 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000161880 | Russell 2000 Index, 2024-08-161895 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000161880 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161880 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000161880 | Equity
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000161880 | Index Option
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000161880 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	90.40%
C000161880 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	8.30%
C000161880 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000161881 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161881 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000161881 | Russell 2000 Index, 2025-12-192150 2901
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000161881 | iShares MSCI EAFE ETF, 2024-08-1673 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000161881 | iShares MSCI EAFE ETF, 2024-08-1683 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000161881 | Russell 2000 Index, 2024-08-162205 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000161881 | Russell 2000 Index, 2024-08-161895 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000161881 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161881 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000161881 | Equity
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000161881 | Index Option
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000161881 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	90.40%
C000161881 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	8.30%
C000161881 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000161882 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161882 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000161882 | Russell 2000 Index, 2025-12-192150 2901
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000161882 | iShares MSCI EAFE ETF, 2024-08-1673 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000161882 | iShares MSCI EAFE ETF, 2024-08-1683 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000161882 | Russell 2000 Index, 2024-08-162205 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000161882 | Russell 2000 Index, 2024-08-161895 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000161882 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161882 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000161882 | Equity
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000161882 | Index Option
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000161882 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	90.40%
C000161882 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	8.30%
C000161882 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%